Interest-Bearing Loans and Borrowings - Additional Information (Detail) $ in Millions, € in Billions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 USD ($)
Disclosure of detailed information about borrowings [line items]
Current and non-current interest-bearing loans and borrowings	$ 102,974		$ 111,581
Commercial papers	1,600
Commercial papers authorized amount	5,000	€ 3.0
Anheuser-Busch InBev Finance Inc., Anheuser-Busch InBev Worldwide Inc. and Anheuser-Busch Companies, LLC [member] | Twelve series senior notes [member]
Disclosure of detailed information about borrowings [line items]
Redemption of outstanding principal amount	16,300
AB InBevs Asia Pacific [Member]
Disclosure of detailed information about borrowings [line items]
Proceeds from issuing shares	5,600
Ambev [member]
Disclosure of detailed information about borrowings [line items]
Net increased decreased debt	95,500		$ 104,200
Payment of interests and taxes	7,100
Impact of changes in foreign exchange rates	400
Settlement of derivatives	800
Notes due 2019 and 2020 [member]
Disclosure of detailed information about borrowings [line items]
Redemption of outstanding principal amount	$ 50,000